Investment properties, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment properties, net [Line Items]
Investment properties, net	₩ 418,303	₩ 353,175	₩ 208,717
Acquisition cost
Investment properties, net [Line Items]
Investment properties, net	508,784	438,004
Accumulated depreciation
Investment properties, net [Line Items]
Investment properties, net	₩ (90,481)	₩ (84,829)